Acquisitions - Summary And Allocation Of The Purchase Price (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Aug. 12, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allocated to:
Gain on bargain purchase		$ 0	$ (57,436)	$ 0
Seajacks International Limited
Purchase price:
Issuance of redeemable notes	$ 70,686
Equity issued (8.13 million shares)	$ 152,288
Shares issued in acquisition (in shares)	8,130
Total purchase price	$ 222,974
Allocated to:
Cash and cash equivalents	25,719
Trade and other receivables	60,304
Inventories	4,655
Other current assets	5,832
Vessels	554,705
Brand Name	4,518
Other non-current assets	6,289
Accounts payable and accrued expenses	(20,231)
Bank loans and other current debt	(341,651)
Other current liabilities	(15,852)
Other non-current liabilities	(3,878)
Fair value of assets acquired, less liabilities assumed	280,410
Gain on bargain purchase	(57,436)		$ (57,400)
Total purchase price	$ 222,974